Cash and Cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash equivalents and restricted cash [Abstract]
Cash and Cash equivalents and restricted cash
	December 31, 2016	December 31, 2017	December 31, 2018
Cash and cash equivalents	$76,414	$14,490	$141,851
Restricted cash	350	726	20
Restricted cash, non-current	10	15,010	15,010
Total	$76,774	$30,226	$156,881